Shareholder Report, Holdings (Details)	Feb. 28, 2026
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)